Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended
	May 31, 2012	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) from continuing operations before income tax expense (benefit)
U.S.													$ 19,835	$ (1,309,684)	$ (1,095,788)
Foreign													351,256	275,705	331,152
INCOME (LOSS) BEFORE INCOME TAXES		(1,049,315)	97,414	27,556	93,908	152,213	84,547	(1,336,954)	107,752	110,676	(938,849)	273,676	371,091	(1,033,979)	(764,636)
Current
Federal													23,859	156,086	41,357
State													(613)	1,175	677
Foreign													494	990	1,459
Total current income taxes													23,740	158,251	43,493
Deferred
Federal													(73,202)	(553,439)	(314,923)
State													(6,332)	32,443	(22,940)
Foreign													16,563	52,667	25,402
Total deferred income taxes											(331,082)	(74,501)	(62,971)	(468,329)	(312,461)
Provision for income taxes	(162,600)	(367,237)		9,964							(339,557)	(65,990)	(39,231)	(310,078)	(268,968)
Deferred Tax Liabilities
Accelerated depreciation on flight equipment			4,999,957				4,992,981						4,999,957	4,992,981
Total Deferred Tax Liabilities			4,999,957				4,992,981						4,999,957	4,992,981
Deferred Tax Assets
Straight line rents			(23,719)				(6,102)						(23,719)	(6,102)
Estimated reimbursements of overhaul rentals			(267,157)				(261,833)						(267,157)	(261,833)
Capitalized overhauls			(100,418)				(80,479)						(100,418)	(80,479)
Rent received in advance			(91,879)				(89,013)						(91,879)	(89,013)
Derivatives			(8,155)				(12,532)						(8,155)	(12,532)
Accruals and reserves			(110,466)				(119,232)						(110,466)	(119,232)
Net operating loss carry forward and other tax attributes			(211,854)				(143,108)						(211,854)	(143,108)
Investment in foreign subsidiaries			(69,230)				(52,668)						(69,230)	(52,668)
Other			(10,146)				(52,667)						(10,146)	(52,667)
Total Deferred Tax Assets			(893,024)				(817,634)						(893,024)	(817,634)
Valuation Allowance			35,790				29,242						35,790	29,242
Total Deferred Tax Assets After Valuation Allowance			(857,234)				(788,392)						(857,234)	(788,392)
Net Deferred Tax Liability			$ 4,142,723				$ 4,204,589						$ 4,142,723	$ 4,204,589